Convertible promissory notes (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013 D M
Convertible Promissory Notes 1	10.00%
Convertible Promissory Notes 2	$ 730,174
Convertible Promissory Notes 3	3,730,174
Convertible Promissory Notes 4	972,617
Convertible Promissory Notes 5	526,971
Convertible Promissory Notes 6	60.00%
Convertible Promissory Notes 7	10,000,000
Convertible Promissory Notes 8	30
Convertible Promissory Notes 9	12
Convertible Promissory Notes 10	3,730,174
Convertible Promissory Notes 11	$ 972,617
Convertible Promissory Notes 12	199